Business combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
RMB
Total purchase price comprised of:
-Cash consideration	300,000
Total	300,000

Schedule of Estimated Fair Values of the Assets Acquired and lLabilities Assumed

RMB
Cash and cash equivalents	345,466
Prepayments and other current assets	17,049
Property and equipment, net	8,617
Intangible assets:
Trademark	20,200
User base	2,100
Goodwill	105,219
Accounts Payable	(80)
Accrued expenses and other current liabilities	(26,026)
Deferred tax liabilities	(3,345)
Total fair value of Jiedian	469,200
Fair value of redeemable non-controlling interests	(169,200)
Total fair value of purchase price consideration	300,000